Shareholders' Equity	6 Months Ended
Jun. 30, 2017
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 3 - Shareholders’ Equity

A.           General

The Company shares are traded on the NASDAQ Global Market under the symbol of CAMT, and also listed and traded on the Tel-Aviv stock exchange.

B.           Exercise of Stock Options

In the second quarter of 2017, 49,815 share options were exercised.

C.            Stock Option Plan

In October 2014, the Company adopted a 2014 Share Plan and its corresponding Sub-Plan for Grantees Subject to United States Taxation and Sub-Plan for Grantees Subject to Israeli Taxation which replaced the 2003 Share Option Plan. The total number of options that may be granted under the 2014 Share Option Plan is 3,000,000 options.

In September 2017, 159,100 stock options and 89,000 Restricted Share Units (RSUs) were granted by the Company. The options and the RSUs vest over a four year period.

In March 2016, 522,500 stock options were granted by the Company. The options vest over a four year period and have a value of $617 thousand.